Document and Entity Information	Jan. 09, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001820302
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 09, 2026
Entity Registrant Name	Bakkt Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39544
Entity Tax Identification Number	41-2324812
Entity Address, Address Line One	One Liberty Plaza
Entity Address, Address Line Two	1 Liberty Street, Floor 3
Entity Address, Address Line Three	Suite 305-306
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10006
City Area Code	(678)
Local Phone Number	534-5849
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BKKT
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A Common Stock
Trading Symbol	BKKT WS
Security Exchange Name	NYSE